American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2023

International Growth Fund - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.1%
Australia — 3.1%
CSL Ltd.	206,500	36,467,675
James Hardie Industries PLC(1)	646,590	19,434,716
NEXTDC Ltd.(1)	3,327,570	29,083,051
		84,985,442
Belgium — 0.7%
KBC Group NV	285,060	18,702,811
Canada — 4.6%
Aritzia, Inc.(1)(2)	568,920	10,441,989
Canadian Pacific Kansas City Ltd.	574,420	45,598,201
Element Fleet Management Corp.	1,621,080	24,918,466
First Quantum Minerals Ltd.	752,870	20,225,859
GFL Environmental, Inc.	839,556	27,201,615
		128,386,130
China — 1.3%
H World Group Ltd., ADR(1)	421,060	16,960,297
Li Ning Co. Ltd.	1,615,500	7,635,345
Tencent Holdings Ltd.	287,300	11,905,808
		36,501,450
Denmark — 4.8%
Novo Nordisk A/S, B Shares	713,668	131,638,718
France — 18.2%
Air Liquide SA	320,602	57,925,143
Airbus SE	251,320	36,769,878
Arkema SA	265,060	27,698,520
Bureau Veritas SA	742,119	19,879,974
Edenred	611,657	38,976,805
EssilorLuxottica SA	71,830	13,500,940
Hermes International	10,430	21,451,231
L'Oreal SA	83,820	36,816,436
LVMH Moet Hennessy Louis Vuitton SE	112,830	95,415,520
Pernod Ricard SA	117,020	22,965,602
Publicis Groupe SA	192,910	15,052,375
Safran SA	182,130	29,189,095
Schneider Electric SE	287,280	49,242,172
Thales SA	123,410	17,996,811
Valeo SA	1,079,190	20,977,602
		503,858,104
Germany — 6.8%
adidas AG	110,030	21,958,685
Hugo Boss AG	406,480	30,599,964
Infineon Technologies AG	957,821	34,228,385
Mercedes-Benz Group AG	319,110	23,350,805
Puma SE	212,890	14,267,582
SAP SE	281,180	39,225,860
Symrise AG	239,930	25,011,472
		188,642,753
Hong Kong — 3.1%
AIA Group Ltd.	5,862,000	53,040,852
Hong Kong Exchanges & Clearing Ltd.	331,800	12,859,968

Techtronic Industries Co. Ltd.	2,040,000	20,119,877
		86,020,697
India — 0.6%
HDFC Bank Ltd.	939,000	17,780,873
Indonesia — 0.7%
Bank Central Asia Tbk PT	32,789,000	19,739,152
Ireland — 3.9%
Bank of Ireland Group PLC	1,446,330	14,402,218
CRH PLC	507,000	29,169,562
ICON PLC(1)	108,920	28,312,665
Kerry Group PLC, A Shares	384,390	35,863,636
		107,748,081
Italy — 3.0%
Ferrari NV	196,680	62,359,778
Prysmian SpA	480,000	19,611,109
		81,970,887
Japan — 12.8%
BayCurrent Consulting, Inc.	1,105,200	37,988,655
Fast Retailing Co. Ltd.	149,900	34,388,744
Hoya Corp.	263,500	29,235,565
JMDC, Inc.	462,500	13,831,780
Keyence Corp.	130,000	53,972,293
Kobe Bussan Co. Ltd.	863,300	21,508,429
MonotaRO Co. Ltd.	1,349,700	15,940,325
Murata Manufacturing Co. Ltd.	496,700	27,787,025
Nidec Corp.	203,000	10,562,995
Obic Co. Ltd.	161,000	27,992,742
Pan Pacific International Holdings Corp.	553,900	11,036,555
Seven & i Holdings Co. Ltd.(2)	443,900	18,213,728
Sumitomo Mitsui Financial Group, Inc.	675,000	30,858,612
Terumo Corp.	657,000	19,879,143
		353,196,591
Netherlands — 5.4%
Adyen NV(1)	15,315	12,788,352
ASML Holding NV	130,230	85,629,884
DSM-Firmenich AG	305,659	28,273,749
Heineken NV	217,830	21,175,349
		147,867,334
Norway — 1.0%
Seadrill Ltd.(1)	553,430	26,924,370
Spain — 3.6%
Cellnex Telecom SA(1)	1,019,566	38,993,770
Grifols SA(1)	1,100,560	15,077,504
Iberdrola SA	3,880,272	46,030,631
		100,101,905
Sweden — 0.7%
Epiroc AB, A Shares	1,006,060	19,301,647
Switzerland — 7.2%
Alcon, Inc.	431,999	36,054,428
Julius Baer Group Ltd.	393,600	27,319,544
Lonza Group AG	80,500	44,403,084
On Holding AG, Class A(1)	903,260	26,040,986
Sika AG	130,139	36,774,967
Zurich Insurance Group AG	60,710	28,466,489
		199,059,498

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,165,000	20,018,138
United Kingdom — 14.9%
Ashtead Group PLC	321,020	22,393,798
AstraZeneca PLC	609,010	81,803,810
BP PLC	4,031,100	24,909,311
Compass Group PLC	868,990	21,913,069
Haleon PLC	6,200,020	25,386,238
Halma PLC	503,930	13,660,741
HSBC Holdings PLC	6,190,000	46,295,129
London Stock Exchange Group PLC	542,015	56,073,686
Melrose Industries PLC	3,423,760	22,143,175
Reckitt Benckiser Group PLC	539,831	38,957,255
Rentokil Initial PLC	2,879,230	21,920,921
Segro PLC	1,115,230	10,396,469
Whitbread PLC	573,526	24,944,646
		410,798,248
TOTAL COMMON STOCKS (Cost $2,176,438,550)		2,683,242,829
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	95,021	95,021
State Street Navigator Securities Lending Government Money Market Portfolio(3)	45,915	45,915
		140,936
Repurchase Agreements — 2.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $11,853,301), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $11,613,104)		11,611,411
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.250%, 12/31/26, valued at $59,021,296), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $57,872,487)		57,864,000
		69,475,411
TOTAL SHORT-TERM INVESTMENTS (Cost $69,616,347)		69,616,347
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $2,246,054,897)		2,752,859,176
OTHER ASSETS AND LIABILITIES — 0.4%		12,433,643
TOTAL NET ASSETS — 100.0%		$2,765,292,819

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	16.3%
Consumer Discretionary	16.2%
Industrials	15.1%
Financials	14.5%
Information Technology	11.9%
Materials	8.8%
Consumer Staples	8.0%
Communication Services	2.3%
Energy	1.9%
Utilities	1.7%
Real Estate	0.4%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,892,215. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,877,919, which includes securities collateral of $18,832,004.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$125,439,933	$2,557,802,896	—
Short-Term Investments	140,936	69,475,411	—
	$125,580,869	$2,627,278,307	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.